Asset Acquisition		9 Months Ended
	Jun. 22, 2023	Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Asset Acquisition
3. Parapyre Option Obligation
On June 22, 2023, in connection with the Asset Acquisition, the Company assumed the Parapyre Option Obligation which provided for an annual equity grant of options for Parapyre to purchase 1% of the then outstanding shares of Spyre’s common stock, on a fully diluted basis, on the last business day of each calendar year during the term of the Paragon Agreement, at the fair market value determined by the board of directors of Spyre. As a result of the Asset Acquisition the Parapyre Option Obligation shall continue and Parapyre shall be entitled to receive the equivalent shares of the Company with the same terms. The Parapyre Option Obligation is considered a Level 2 liability based on observable market data for substantially the full term of the liabilities. The Parapyre Option Obligation is measured each period using a Black-Scholes model to estimate the fair value of the option grant. Changes in the fair value of the Parapyre Option Obligation are recorded as stock-based compensation within Research and development expenses for non-employees
who provided
pre-clinical
testing services within Research and development expenses. As of June 22, 2023, the estimated liability of the Parapyre Option Obligation was $0.1 million and was included in accrued liabilities.

7. Asset Acquisition
On June 22, 2023, the Company acquired Spyre pursuant to the Acquisition Agreement, by and among the Company, Aspen Merger Sub I, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“First Merger Sub”), Sequoia Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Second Merger Sub”), and Spyre. Pursuant to the Acquisition Agreement, First Merger Sub merged with and into Spyre, pursuant to which Spyre was the surviving corporation and became a wholly owned subsidiary of the Company (the “First Merger”). Immediately following the First Merger, Spyre merged with and into Second Merger Sub, pursuant to which Second Merger Sub became the surviving entity. Spyre was a pre-clinical
stage biotechnology company that was incorporated on April 28, 2023 under the direction of Peter Harwin, a Managing Member of Fairmount, for the purpose of holding rights to certain intellectual property being developed by Paragon. Fairmount is a founder of Paragon.
The Company completed the Asset Acquisition of Spyre, in accordance with the terms of the Acquisition Agreement. Under the terms of the Acquisition Agreement, the Company issued 517,809 shares of common stock and 364,887 shares of Series A Preferred Stock to former Spyre security holders. In addition, outstanding and unexercised stock options to purchase 2,734 shares of common stock were assumed from the Amended and Restated Spyre 2023 Equity Incentive Plan.

At the acquisition date, the Company recorded forward contracts to represent the obligation to issue shares of the Company’s common stock and shares of Series A Preferred Stock, respectively. The forward contract related to the common stock was recorded as Additional paid-in
capital as the instrument is indexed to the Company’s common stock. The forward contract related to the Series A Preferred Stock was recorded as a liability, as the underlying stock has a cash redemption feature. On July 7, 2023, both the shares of common stock and Series A Preferred Stock were issued and the forward contract liability associated with the Series A Preferred Stock was settled accordingly.
The Company concluded that the arrangement meets the definition of an asset acquisition rather than a business combination, as substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, Spyre’s option (the “Option”) to exclusively license IPR&D. The Company determined that the Option to license IPR&D was a single asset as the Company’s strategy relies on developing the entire portfolio of individual treatments to create combination treatments that simultaneously address different mechanisms of irritable bowel disease with a single treatment. The Company also determined that the pipeline candidates within the portfolio are similar in nature and risk profile. In addition, the Company did not obtain any substantive processes, assembled workforce, or employees capable of producing outputs in connection with the Asset Acquisition.
The Company determined that the cost to acquire the asset was $113.2 million which was recorded as acquired IPR&D. The fair value of the consideration issued consisted of the 364,887 shares of Series A Preferred Stock (14,595,480 shares of common stock on an as-converted
basis) and 517,809 shares of common stock, valued at $291.08 per share and $7.277 per share, respectively.
The Asset Acquisition Costs are shown on the following table (in millions):

June 22, 2023
Consideration transferred in Series A Preferred Stock and common stock	$110.0
Transaction costs incurred by Aeglea	3.2

Total cost to acquire asset	$113.2

The allocation of the purchase price to net assets acquired is as a follows:

June 22, 2023
Acquired in-process research and development	$130.2
Cash acquired	3.0
Assumed liabilities	(20.0)

Total cost to acquire asset	$113.2